EXPLORATION AND EVALUATION ASSETS - Ontario Projects (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) ha	Dec. 31, 2020 CAD ($)
Exploration and Evaluation Assets [Line Items]
Impairment of exploration and evaluation assets	$ 28,604	$ 166,662
Ontario
Exploration and Evaluation Assets [Line Items]
Impairment of exploration and evaluation assets	$ 28,604	153,912
Lucky Strike project in Kirkland Lake, Ontario
Exploration and Evaluation Assets [Line Items]
Percentage of interest in mineral licenses	100.00%
Area of hectares of land | ha	11,684
Impairment of exploration and evaluation assets	$ 28,604	$ 153,912
Lucky Strike project in Kirkland Lake, Ontario | Minimum
Exploration and Evaluation Assets [Line Items]
Net smelter return ("NSR") royalties (as a percent)	1.00%
Lucky Strike project in Kirkland Lake, Ontario | Maximum
Exploration and Evaluation Assets [Line Items]
Net smelter return ("NSR") royalties (as a percent)	2.00%